UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Albert D. Mason
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Albert Mason    Boston, MA     July 28, 2008

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      121

Form 13F Information Table Value Total:      $395,742
(thousands)

List of Other Included Managers:

{None}

FORM 13F INFORMATION TABLE

			VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Alexandria Real Estate 8.375 pfd Ser C	PFD	015271406	790	32110	SH		Sole		32110	0	0
Brandywine Realty Trust 7.5 pfd Ser C	PFD	105368401	2347	111770	SH		Sole		111770	0	0
CBL & Associates Inc. 7.75 pfd Ser C	PFD	124830506	2277	103955	SH		Sole		103955	0	0
Cedar Shopping Centers 8.875 pfd Ser A	PFD	150602308	2438	99929	SH		Sole		99929	0	0
Colonial Cap Trust IV 7.875 pfd	PFD	19560Q203	782	50390	SH		Sole		50390	0	0
Colonial Properties Trust 8.125 pfd Ser. D	PFD	195872403	3061	130240	SH		Sole		130240	0	0
Corporate Office Properties Trust 7.5 pfd Ser H	PFD	22002T603	1814	82570	SH		Sole		82570	0	0
Digital Realty 7.875 pfd Ser B	PFD	253868301	1298	61585	SH		Sole		61585	0	0
Digital Realty 8.50 pfd Ser A	PFD	253868202	831	36000	SH		Sole		36000	0	0
First Industrial Realty Trust 7.25 pfd Ser J	PFD	32054K798	1671	79580	SH		Sole		79580	0	0
Gladstone Commercial Corp. 7.5 pfd Ser B	PFD	376536306	1266	67009	SH		Sole		67009	0	0
Gladstone Commercial Corp. 7.75 pfd Ser A	PFD	376536207	220	11275	SH		Sole		11275	0	0
GMX Resources Inc 9.25 pfd Ser B	PFD	38011M405	1046	39780	SH		Sole		39780	0	0
Highwood Properties 8 pfd Ser B	PFD	431284306	538	22704	SH		Sole		22704	0	0
Hovnanian Enterprises Inc. 7.625 pfd Ser A	PFD	442487112	228	41220	SH		Sole		41220	0	0
Impac Mortgage Holdings Inc. 9.375 pfd Ser B	PFD	45254P300	538	42700	SH		Sole		42700	0	0
Kilroy Realty Corp. 7.8 pfd Ser E	PFD	49427F405	2369	103090	SH		Sole		103090	0	0
Kimco Realty Corp 7.75 pfd Ser G	PFD	49446R844	1692	71185	SH		Sole		71185	0	0
LBA Realty Fund II WBP Inc. 7.625 pfd Ser B	PFD	501777304	4094	268480	SH		Sole		268480	0	0
Lexington Realty Trust 8.05 pfd Ser B	PFD	529043200	1120	54100	SH		Sole		54100	0	0
Monmouth REIT 7.625 Pfd Ser A	PFD	609720206	21	1000	SH		Sole		1000	0	0
NPB Cap Trust II 7.85 pfd	PFD	62935R209	489	19660	SH		Sole		19660	0	0
Old Second Cap Trust I 7.8 pfd	PFD	680280104	972	106866	SH		Sole		106866	0	0
PS Business Parks Inc. 7.375 pfd Ser O	PFD	69360J750	987	48180	SH		Sole		48180	0	0
Realty Income Corp 6.75 pfd Ser E	PFD	756109708	2731	124720	SH		Sole		124720	0	0
Scottish RE Group 7.25 pfd	PFD	G73537402	249	83100	SH		Sole		83100	0	0
Sterling Bank Cap Trust III 8.3 pfd	PFD	85915Q206	144	6200	SH		Sole		6200	0	0
Urstadt Biddle Properties Inc. 7.5 pfd Ser D	PFD	917286502	1754	81405	SH		Sole		81405	0	0
Zion Cap Trust 8.0 pfd Ser. B	PFD	989703202	609	27700	SH		Sole		27700	0	0
Acadia Realty Trust	COM	004239109	3812	164645	SH		Sole		164645	0	0
AMP NZ Office Trust	ADR	609327903	2905	3262660	SH		Sole		3262660	0	0
B & G Foods Inc.	COM	05508R205	6393	376030	SH		Sole		376030	0	0
Brandywine Realty Trust	COM	105368203	2585	164000	SH		Sole		164000	0	0
Bristol-Myers Squibb Co.	COM	110122108	4752	231450	SH		Sole		231450	0	0
Buckeye Partners LP	UNIT LTD PARTN	118230101	6267	146530	SH		Sole		146530	0	0
Cherokee Inc.	COM	16444H102	904	44875	SH		Sole		44875	0	0
Colonial Properties Trust	COM	195872106	2476	123675	SH		Sole		123675	0	0
Cominar REIT	COM	199910100	6541	302330	SH		Sole		302330	0	0
Enel Societa Per Azioni	ADR	29265W108	5892	123675	SH		Sole		123675	0	0
Enerplus Resources Fund Trust	COM	29274D604	3958	85595	SH		Sole		85595	0	0
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	3522	119220	SH		Sole		119220	0	0
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	5965	303095	SH		Sole		303095	0	0
First Industrial Realty Trust	COM	32054K103	2207	80325	SH		Sole		80325	0	0
Getty Realty Corp.	COM	374297109	2604	180730	SH		Sole		180730	0	0
Gladstone Commercial Corp.	COM	376536108	2365	136465	SH		Sole		136465	0	0
Global Partners LP	UNIT LTD PARTN	37946R109	2167	136910	SH		Sole		136910	0	0
Huaneng Power ADR	ADR	443304100	3680	133075	SH		Sole		133075	0	0
Ireland Bank ADR	ADR	46267Q103	3640	104205	SH		Sole		104205	0	0
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	7015	125880	SH		Sole		125880	0	0
Kinder Morgan Management	COM	49455U100	287	5337	SH		Sole		5337	0	0
Kite Realty Group	COM	49803T102	1675	134005	SH		Sole		134005	0	0
Lakeview Hotel REIT	COM	512223306	948	271000	SH		Sole		271000	0	0
Lakeview Hotel REIT	COM	512223108	676	194425	SH		Sole		194425	0	0
Lanesborough REIT	COM	515555100	2570	486175	SH		Sole		486175	0	0
Liberty Property Trust	COM	531172104	2534	76455	SH		Sole		76455	0	0
Mack-Cali Realty Corp.	COM	554489104	2502	73210	SH		Sole		73210	0	0
Monmouth Real Estate Investment Corp.	COM	609720107	4583	716126	SH		Sole		716126	0	0
Oneok Partners LP	UNIT LTD PARTN	68268N103	6412	114710	SH		Sole		114710	0	0
Pembina Pipeline Income Fund	COM	706329109	18	1000	SH		Sole		1000	0	0
Pengrowth Energy Trust	COM	706902509	1245	61910	SH		Sole		61910	0	0
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	6057	223675	SH		Sole		223675	0	0
Penn West Energy Trust 	COM	707885109	4380	129425	SH		Sole		129425	0	0
PetroChina Ltd ADS	ADR	71646E100	3336	25885	SH		Sole		25885	0	0
Primaris Retail REIT	COM	74157U109	4250	237100	SH		Sole		237100	0	0
Progress Energy Trust	COM	74326T108	14	1000	SH		Sole		1000	0	0
Ramco Gershenson Properties Trust	COM	751452202	1783	86815	SH		Sole		86815	0	0
Reddy Ice Holdings, Inc.	COM	75734R105	2423	177085	SH		Sole		177085	0	0
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	5813	123950	SH		Sole		123950	0	0
TC Pipelines, LP	UNIT LTD PARTN	87233Q108	6170	175095	SH		Sole		175095	0	0
UMH Properties Inc.	COM	903002103	1196	136720	SH		Sole		136720	0	0
Urstadt Biddle Properties	COM	917286106	483	31650	SH		Sole		31650	0	0
Urstadt Biddle Properties	COM	917286205	1316	89755	SH		Sole		89755	0	0
Weingarten Realty Investors	COM	948741103	3526	116280	SH		Sole		116280	0	0
Air Products & Chemicals Inc.	COM	009158106	5920	59880	SH		Sole		59880	0	0
Automatic Data Processing Inc.	COM	053015103	6449	153910	SH		Sole		153910	0	0
Banco Bilbao Vizcaya ADR	ADR	05946K101	3106	163752	SH		Sole		163752	0	0
Bemis Co. Inc.	COM	081437105	3768	168045	SH		Sole		168045	0	0
Cabela's Inc.	COM	126804301	1622	147300	SH		Sole		147300	0	0
ChinaEdu Corp.	COM	16945L107	942	198350	SH		Sole		198350	0	0
Colgate-Palmolive Co.	COM	194162103	5579	80745	SH		Sole		80745	0	0
CPL Resources PLC	COM	572383909	779	253695	SH		Sole		253695	0	0
Energias de Portugal, SA ADR	ADR	268353109	4620	88450	SH		Sole		88450	0	0
Euronet Worldwide, Inc.	COM	298736109	1785	105620	SH		Sole		105620	0	0
Exxon Mobil Corp.	COM	30231G102	6146	69740	SH		Sole		69740	0	0
Fiserv Inc.	COM	337738108	5676	125115	SH		Sole		125115	0	0
General Electric Co.	COM	369604103	4861	182115	SH		Sole		182115	0	0
General Mills Inc.	COM	370334104	6794	111805	SH		Sole		111805	0	0
Graco, Inc.	COM	384109104	5359	140780	SH		Sole		140780	0	0
Grainger, WW Inc	COM	384802104	6887	84190	SH		Sole		84190	0	0
Grontmij-CVA	ADR	B1Y4GT902	4647	109893	SH		Sole		109893	0	0
Heineken NV	COM	779255900	1408	27562	SH		Sole		27562	0	0
Heineken NV ADR	ADR	423012202	4299	168325	SH		Sole		168325	0	0
Hormel Foods Corp.	COM	440452100	4708	136025	SH		Sole		136025	0	0
Infosys Technologies Ltd ADR	ADR	456788108	3936	90565	SH		Sole		90565	0	0
Johnson & Johnson	COM	478160104	5104	79330	SH		Sole		79330	0	0
Logitech International SA	COM	H50430232	6305	235245	SH		Sole		235245	0	0
Marathon Oil Corp.	COM	565849106	4029	77670	SH		Sole		77670	0	0
Marshall & Ilsley Corp.	COM	571837103	1999	130374	SH		Sole		130374	0	0
Mechel Open Joint Stock Co.	ADR	583840103	9113	183945	SH		Sole		183945	0	0
Metavante Technologies Inc.	COM	591407101	1135	50183	SH		Sole		50183	0	0
Narrowstep, Inc.	COM	631082203	0	1000	SH		Sole		1000	0	0
Norfolk & Southern Corp.	COM	655844108	7193	114775	SH		Sole		114775	0	0
Novartis AG ADR	COM	66987V109	5833	105980	SH		Sole		105980	0	0
Omnicom Group	COM	681919106	5243	116815	SH		Sole		116815	0	0
Patriot Coal Corp.	COM	70336T104	3293	21481	SH		Sole		21481	0	0
Peabody Energy	COM	704549104	10256	116475	SH		Sole		116475	0	0
Pepco Holdings Inc.	COM	713291102	5	198	SH		Sole		198	0	0
Praxair, Inc.	COM	74005P104	5209	55275	SH		Sole		55275	0	0
Prosperity Bancshares Inc.	COM	743606105	3768	140980	SH		Sole		140980	0	0
Puget Energy Inc.	COM	745310102	2864	119400	SH		Sole		119400	0	0
Rostelecom Long Distance	ADR	778529107	4062	56000	SH		Sole		56000	0	0
RyanAir ADR	ADR	783513104	3055	106571	SH		Sole		106571	0	0
Sanofi-Aventis  ADR	ADR	80105N105	4668	140480	SH		Sole		140480	0	0
Sasol Ltd ADR	ADR	803866300	4980	84485	SH		Sole		84485	0	0
SNC-Lavalin Group Inc.	COM	78460T105	7101	129470	SH		Sole		129470	0	0
St. Gobain	COM	738048909	3996	63825	SH		Sole		63825	0	0
State Street Corp.	COM	857477103	3415	53365	SH		Sole		53365	0	0
Toronto Dominion Bank	COM	891160509	6037	96946	SH		Sole		96946	0	0
Total SA ADR	COM	89151E109	7171	84095	SH		Sole		84095	0	0
Tristar Oil & Gas Ltd.	COM	89677E104	56	2791	SH		Sole		2791	0	0
Tullow Oil PLC	ADR	015008907	8337	438880	SH		Sole		438880	0	0

